PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Prepayments to suppliers	23,377	88,346	14,594
Rental, insurance and other expenses	19,722	37,877	6,257
Rebates and promotion fees receivable	127,305	127,454	21,054
Warehouse deposits	7,133	8,721	1,441
Interest receivables	10,833	11,167	1,845
Value added tax recoverable	-	23,955	3,957
Derivative financial instruments	-	8,565	1,415
Other receivables	14,924	22,802	3,765
	203,294	328,887	54,328